INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF LOSS BEFORE PROVISION FOR INCOME TAXES	The following is a breakdown of the loss before the provision for income taxes:
	Year Ended December 31,
	2024	2023
Loss before provision for income taxes	$(3,736,193)	$(8,171,232)

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets are as follows:

	Year Ended December 31,
	2024	2023
Deferred tax assets:
NOL Carryforward	$6,391,691	$6,391,691
AMT Credit	-	111,950
Total deferred tax assets	$6,391,691	6,503,641
Valuation allowance	(6,391,691)	(6,391,641)
Net deferred tax asset	$-	$111,950

SCHEDULE OF NET OPERATING LOSSES AND TAX CREDIT CARRYFORWARDS	Net operating losses and tax credit carryforwards as of December 31, 2024, are as follows:
Amount
Net operating losses, federal & state	$6,391,691